Investment In Private Company Shares	6 Months Ended
Jun. 30, 2026
Investment In Private Company Shares [Abstract]
INVESTMENT IN PRIVATE COMPANY SHARES

NOTE 11 – INVESTMENT IN PRIVATE COMPANY SHARES

As of December 31, 2025, the Company had a receivable from a PIPE investor related to the investor’s obligation to deliver common shares of a private company to the Company. The receivable was initially measured at fair value in the amount of $9,974. During the year ended December 31, 2025, the Company recognized a fair value loss of $996, reducing the fair value of the receivable for private company shares to $8,978 as of December 31, 2025. In February 2026, the underlying private company shares were delivered to the Company and was recorded as investments in private company shares in the unaudited interim condensed consolidated statements of financial position.

As of June 30, 2026, the fair value of the investment was $6,978.

The following table summarizes changes in the fair value of the Company’s Level 3 investment in private company shares during the six months ended June 30, 2026 and year ended December 31, 2025.

	June 30,	December 31,
	2026	2025
Balance at beginning of period	$-	$-
Reclassification of receivable to investment	8,978	-
Fair value loss recognized during the period	(2,000)	-
Balance at end of period	$6,978	$-

The fair value measurement of the Company’s investments in private company shares is sensitive to changes in the appreciation or depreciation adjustment percentage, which represents the significant unobservable input used in the valuation. A reasonably possible change in the appreciation or depreciation adjustment percentage could result in a higher or lower fair value measurement.